Property, Plant, and Equipment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	CAD 9	CAD 16	CAD 9
Capitalisation rate of borrowing costs eligible for capitalisation	5.87%		5.93%
Mining property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Assets under finance leases	CAD 65	CAD 76